Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE COMPARISON
The information below presents the relationship between the compensation of our Named Executive Officers and certain performance measures in accordance with Item 402(v) of Regulation S-K. The amounts in the tables below do not necessarily represent amounts actually earned or realized by our Named Executive Officers during the applicable year. For a discussion of our compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (In Millions)	FFO per Diluted Share/Unit(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2022	5,675,125	5,009,154	1,946,025	1,758,889	124.7	100.6	381.6	2.28
2021	5,242,451	10,913,430	1,853,333	3,779,800	167.0	134.1	277.2	1.97
2020	7,123,032	7,607,552	2,095,731	2,439,650	104.2	94.9	200.2	1.84

(1)The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Baccile, in the Summary Compensation Table for the years ended December 31, 2022, 2021 and 2020. Mr. Baccile served as CEO for each of the years presented.
(2)The dollar amounts represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The tables below these footnotes show the steps taken to compute such amounts paid to the CEO and non-CEO NEOs in accordance with Item 402(v) of Regulation S-K.
(3)For 2022 and 2021, reflects compensation reported for our NEOs, other than our CEO, as described in the Compensation Discussion and Analysis of this proxy statement. For 2020, reflects the compensation information for Mr. Yap, Mr. Musil, Mr. Schultz and David Harker, the Company’s former Executive Vice President - Central Region.
(4)Reflects cumulative total shareholder return of the FTSE NAREIT All Equity REIT Index (the “FTSE Index”), which is the index used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
(5)FFO represents net income available to common stockholders and participating securities, plus depreciation and other amortization of real estate, plus impairment of real estate, minus gain or plus loss on sale of real estate, net of any income tax provision or benefit associated with the sale of real estate. The FFO calculation also excludes the same adjustments from the Company’s share of net income from unconsolidated joint ventures.

Company Selected Measure Name	FFO per diluted share/Unit
Named Executive Officers, Footnote [Text Block]	(3)For 2022 and 2021, reflects compensation reported for our NEOs, other than our CEO, as described in the Compensation Discussion and Analysis of this proxy statement. For 2020, reflects the compensation information for Mr. Yap, Mr. Musil, Mr. Schultz and David Harker, the Company’s former Executive Vice President - Central Region.
Peer Group Issuers, Footnote [Text Block]	(4)Reflects cumulative total shareholder return of the FTSE NAREIT All Equity REIT Index (the “FTSE Index”), which is the index used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 5,675,125	$ 5,242,451	$ 7,123,032
PEO Actually Paid Compensation Amount	$ 5,009,154	10,913,430	7,607,552
Adjustment To PEO Compensation, Footnote [Text Block]

Year	2022	2021	2020
CEO
Summary Compensation Table (SCT) Total Compensation ($)	5,675,125	5,242,451	7,123,032
Adjustments for stock awards:
Deduct: Reported Value of Equity Awards in SCT ($)	(3,165,627)	(2,113,787)	(4,417,536)
Add: Fair Value of Equity Awards Granted in the Year and Unvested ($)	2,957,058	3,873,565	4,302,696
(Deduct) Add: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($)	(938,114)	2,695,084	67,385
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	197,042
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	199,495	1,017,850	176,696
Add: Value of Dividends or other Earnings Paid on Awards ($)	281,217	198,267	158,237
Compensation Actually Paid ($)(1)(2)	5,009,154	10,913,430	7,607,552

Non-PEO NEO Average Total Compensation Amount	$ 1,946,025	1,853,333	2,095,731
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,758,889	3,779,800	2,439,650
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-CEO NEOs
SCT Total Compensation ($)	1,946,025	1,853,333	2,095,731
Adjustments for stock awards:
Deduct: Reported Value of Equity Awards in SCT ($)	(807,314)	(702,519)	(1,155,169)
Add: Fair Value of Equity Awards Granted in the Year and Unvested ($)	754,115	1,287,373	1,180,911
(Deduct) Add: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($)	(293,287)	797,355	44,592
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	17,231
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	69,244	463,324	183,406
Add: Value of Dividends or other Earnings Paid on Awards ($)	90,106	80,934	72,948
Compensation Actually Paid ($)(1)(2)	1,758,889	3,779,800	2,439,650

(1)Fair value or change in fair value, as applicable, of equity awards in “Compensation Actually Paid” was determined by reference to (a) for Time-Based Units and Time-Based RSUs, closing price on applicable year-end dates ($42.13, $66.20 and $48.26 as of December 31, 2020, 2021 and 2022, respectively) or, in the case of vesting dates, the actual vesting price, (b) for Performance Units and Performance RSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or in the case of vesting date, the actual vesting price, determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and based on volatility, dividend rates and risk free rates determined as of the revaluation date.
	(2)As previously discussed in the Company’s 2021 Proxy Statement, during the year ended December 31, 2020, each NEO received one-time transitional equity grants in connection with the transition of the historical compensation program to our current compensation program. Specifically, the 2020 grants included one-year, two-year and three-year vesting or performance periods as one-time only grants in order maintain an appropriate level of overall long-term compensation opportunity during the transition between the two programs. For the years ended December 31, 2020, 2021 and 2022, the value of these one-time transition awards included in Compensation Actually Paid for the CEO was $1,299,887, $743,580 and $(74,205), respectively. For the years ended December 31, 2020, 2021 and 2022, the value of these one-time transition awards included in Compensation Actually Paid for the Non-CEO NEOs was $261,959, $111,154 and $(40,450), respectively.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP vs. Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP vs. FFO per Diluted Share/Unit

Tabular List [Table Text Block]
Other Important Financial Performance Measures for Executive Compensation
The following is a list identifying the five most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (“CAP”) to our CEO and other Named Executive Officers in 2022 to the Company’s performance. The role of each of these performance measures on our Named Executive Officer’s compensation is discussed in the Compensation Discussion and Analysis above.

Financial Performance Measures
FFO per Diluted Share/Unit
Relative TSR to FTSE NAREIT All Equity Index
Relative TSR to Long-Term Incentive Peer Group
Same Store NOI Growth
Fixed Charge Coverage Ratio

Total Shareholder Return Amount	$ 124.7	167.0	104.2
Peer Group Total Shareholder Return Amount	100.6	134.1	94.9
Net Income (Loss)	$ 381,600,000	$ 277,200,000	$ 200,200,000
Company Selected Measure Amount | $ / shares	2.28	1.97	1.84
PEO Name	Mr. Baccile
Additional 402(v) Disclosure [Text Block]	(2)The dollar amounts represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The tables below these footnotes show the steps taken to compute such amounts paid to the CEO and non-CEO NEOs in accordance with Item 402(v) of Regulation S-K.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO per Diluted Share/Unit
Non-GAAP Measure Description [Text Block]	FFO represents net income available to common stockholders and participating securities, plus depreciation and other amortization of real estate, plus impairment of real estate, minus gain or plus loss on sale of real estate, net of any income tax provision or benefit associated with the sale of real estate. The FFO calculation also excludes the same adjustments from the Company’s share of net income from unconsolidated joint ventures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR to FTSE NAREIT All Equity Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR to Long-Term Incentive Peer Group
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Store NOI Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Fixed Charge Coverage Ratio
PEO [Member] | Reported Value of Equity Awards in SCT ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,165,627)	$ (2,113,787)	$ (4,417,536)
PEO [Member] | Fair Value of Equity Awards Granted in the Year and Unvested ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,957,058	3,873,565	4,302,696
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(938,114)	2,695,084	67,385
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	197,042
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	199,495	1,017,850	176,696
PEO [Member] | Value of Dividends or other Earnings Paid on Awards ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	281,217	198,267	158,237
Non-PEO NEO [Member] | Reported Value of Equity Awards in SCT ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(807,314)	(702,519)	(1,155,169)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Year and Unvested ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	754,115	1,287,373	1,180,911
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(293,287)	797,355	44,592
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	17,231
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,244	463,324	183,406
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Awards ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 90,106	$ 80,934	$ 72,948